FAIR VALUE MEASUREMENTS, Changes in Fair Value of Level 3 Warrant Liabilities (Details) - CIK 0001846136 Riverview Acquisition Corp - USD ($)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Changes in Fair Value of Level 3 Warrant Liabilities [Roll Forward]
Fair value as of beginning	$ 3,933,105
Change in valuation inputs or other assumptions	3,308,535
Fair value as of ending	7,241,640	$ 3,933,105
Warrant Liabilities [Member]
Changes in Fair Value of Level 3 Warrant Liabilities [Roll Forward]
Fair value as of beginning	3,933,105
Initial measurement		18,257,000
Change in valuation inputs or other assumptions		(5,948,895)
Transfer to Level 1		(8,375,000)
Fair value as of ending		3,933,105
Private Placement
Changes in Fair Value of Level 3 Warrant Liabilities [Roll Forward]
Fair value as of beginning	3,933,105
Initial measurement		6,882,000
Change in valuation inputs or other assumptions	3,308,535	(2,948,895)
Fair value as of ending	7,241,640	3,933,105
Public Placement
Changes in Fair Value of Level 3 Warrant Liabilities [Roll Forward]
Fair value as of beginning	0
Initial measurement		11,375,000
Change in valuation inputs or other assumptions	0	(3,000,000)
Transfer to Level 1		(8,375,000)
Fair value as of ending	$ 0	$ 0